Other Current Assets, Net (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Other Current Assets, Net (Details) [Line Items]
		$ 6,438,507	$ 60,000,007
Doubtful accounts
Private Placement [Member]
Other Current Assets, Net (Details) [Line Items]
$ 6,438,507
Shares issued to investors (in Shares)	34,991,886